Investments (Tables)	6 Months Ended
Sep. 30, 2019
Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities
The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale
and
held-to-maturity
securities at March 31, 2019 and September 30, 2019 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
March 31, 2019

Available-for-sale securities:
Debt securities:
Japanese government bonds	11,888,510	11,259	2,998	11,896,771
Japanese local government bonds	208,308	1,671	87	209,892
U.S. Treasury bonds and federal agency securities	1,008,903	644	231	1,009,316
Other foreign government bonds	1,341,564	758	455	1,341,867
Agency mortgage-backed securities (1)	530,540	14,524	593	544,471
Residential mortgage-backed securities	99,904	1,420	191	101,133
Commercial mortgage-backed securities	495,313	4,914	104	500,123
Japanese corporate bonds and other debt securities	1,743,309	7,686	1,561	1,749,434
Foreign corporate bonds and other debt securities (2)	778,088	3,047	226	780,909

Total	18,094,439	45,923	6,446	18,133,916

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,119,899	19,907	—	1,139,806
Agency mortgage-backed securities (3)	484,205	—	14,423	469,782

Total	1,604,104	19,907	14,423	1,609,588

September 30, 2019

Available-for-sale securities:
Debt securities:
Japanese government bonds	11,419,982	11,130	4,247	11,426,865
Japanese local government bonds	234,345	986	169	235,162
U.S. Treasury bonds and federal agency securities	1,000,684	831	430	1,001,085
Other foreign government bonds	1,331,208	1,576	292	1,332,492
Agency mortgage-backed securities (1)	495,503	16,868	162	512,209
Residential mortgage-backed securities	85,672	1,694	152	87,214
Commercial mortgage-backed securities	543,378	5,850	117	549,111
Japanese corporate bonds and other debt securities	1,792,730	11,931	1,731	1,802,930
Foreign corporate bonds and other debt securities (2)	740,431	3,248	164	743,515

Total	17,643,933	54,114	7,464	17,690,583

Held-to-maturity securities:
Debt securities:
Japanese government bonds	639,913	20,198	—	660,111
Agency mortgage-backed securities (3)	424,463	2	9,767	414,698

Total	1,064,376	20,200	9,767	1,074,809

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019, and ¥
512,144
million and ¥
65
million, respectively, at September 30, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.

(2)
Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“ NCDs”)

and asset-backed securities (“ABS”), of which the total fair values were ¥246,503 million at March 31, 2019, and ¥
226,899
million at September 30, 2019.

(3)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity
The amortized cost and fair value of
available-for-sale
and
held-to-maturity
securities at September 30, 2019 are shown in the table below based on their contractual maturities. Expected maturities may differ from contractual maturities because some securities are not due at a single maturity date, and some securities, such as mortgage-backed securities, contain embedded call or prepayment options.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,907,368	4,501,734	1,010,880	—	11,419,982
Japanese local government bonds	9,207	148,811	73,113	3,214	234,345
U.S. Treasury bonds and federal agency securities	957,039	43,645	—	—	1,000,684
Other foreign government bonds	1,077,745	253,463	—	—	1,331,208
Agency mortgage-backed securities	—	—	—	495,503	495,503
Residential mortgage-backed securities	—	—	—	85,672	85,672
Commercial mortgage-backed securities	3,379	187,887	331,837	20,275	543,378
Japanese corporate bonds and other debt securities	94,985	863,381	526,430	307,934	1,792,730
Foreign corporate bonds and other debt securities	376,288	286,206	75,099	2,838	740,431

Total	8,426,011	6,285,127	2,017,359	915,436	17,643,933

Held-to-maturity securities:
Debt securities:
Japanese government bonds	159,987	439,916	40,010	—	639,913
Agency mortgage-backed securities	—	—	—	424,463	424,463

Total	159,987	439,916	40,010	424,463	1,064,376

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,911,536	4,507,477	1,007,852	—	11,426,865
Japanese local government bonds	9,253	149,149	73,418	3,342	235,162
U.S. Treasury bonds and federal agency securities	957,493	43,592	—	—	1,001,085
Other foreign government bonds	1,078,329	254,163	—	—	1,332,492
Agency mortgage-backed securities	—	—	—	512,209	512,209
Residential mortgage-backed securities	—	—	—	87,214	87,214
Commercial mortgage-backed securities	3,385	189,294	336,106	20,326	549,111
Japanese corporate bonds and other debt securities	95,179	865,299	528,669	313,783	1,802,930
Foreign corporate bonds and other debt securities	376,852	288,497	75,328	2,838	743,515

Total	8,432,027	6,297,471	2,021,373	939,712	17,690,583

Held-to-maturity securities:
Debt securities:
Japanese government bonds	160,192	458,337	41,582	—	660,111
Agency mortgage-backed securities	—	—	—	414,698	414,698

Total	160,192	458,337	41,582	414,698	1,074,809

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position
The following table shows the gross unrealized losses and fair value of available-for-sale
and
held-to-maturity
securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2019 and September 30, 2019:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
March 31, 2019

Available-for-sale securities:
Debt securities:
Japanese government bonds	2,296,536	1,441	1,332,688	1,557	3,629,224	2,998
Japanese local government bonds	9,752	32	38,873	55	48,625	87
U.S. Treasury bonds and federal agency securities	506,176	231	—	—	506,176	231
Other foreign government bonds	438,771	321	26,782	134	465,553	455
Agency mortgage-backed securities (1)	466	2	37,706	591	38,172	593
Residential mortgage-backed securities	—	—	16,729	191	16,729	191
Commercial mortgage-backed securities	11,256	44	36,760	60	48,016	104
Japanese corporate bonds and other debt securities	417,825	924	440,937	637	858,762	1,561
Foreign corporate bonds and other debt securities	129,164	142	79,716	84	208,880	226

Total	3,809,946	3,137	2,010,191	3,309	5,820,137	6,446

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	—	—	469,782	14,423	469,782	14,423

Total	—	—	469,782	14,423	469,782	14,423

September 30, 2019

Available-for-sale securities:
Debt securities:
Japanese government bonds	2,634,254	3,208	291,304	1,039	2,925,558	4,247
Japanese local government bonds	40,638	101	32,510	68	73,148	169
U.S. Treasury bonds and federal agency securities	381,789	430	—	—	381,789	430
Other foreign government bonds	480,958	292	—	—	480,958	292
Agency mortgage-backed securities (1)	1,248	2	10,280	160	11,528	162
Residential mortgage-backed securities	3,221	33	11,000	119	14,221	152
Commercial mortgage-backed securities	12,315	86	17,649	31	29,964	117
Japanese corporate bonds and other debt securities	332,240	945	469,373	786	801,613	1,731
Foreign corporate bonds and other debt securities	173,890	158	5,494	6	179,384	164

Total	4,060,553	5,255	837,610	2,209	4,898,163	7,464

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	—	—	412,250	9,767	412,250	9,767

Total	—	—	412,250	9,767	412,250	9,767

Notes:
(1)
Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥11,107 million and ¥27,065 million, respectively, at March 31, 2019, and ¥
11,528
million and ¥
0
million, respectively, at September 30, 201
9
. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.

(2)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Realized Gains and Losses on Sales of Available-for-Sale Securities
The following table shows the realized gains and losses on sales of available-for-sale
securities for the six months ended September 30, 2018 and 2019. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments.

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Gross realized gains	9,955	36,183
Gross realized losses	(8,497)	(6,167)

Net realized gains (losses) on sales of available-for-sale securities	1,458	30,016

Summary of Details of Net Gains and Losses on Equity Securities
The following table shows the details of the net gains and losses on Equity securities for the six months ended September 30, 2018 and 2019
:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Net gains (losses) recognized during the period on equity securities	306,788	(126,648)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	116,308	(3,084)

Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	190,480	(123,564)

Summary of Equity Securities Without Readily Determinable Fair Values
The following table shows
carrying amounts
of
e
quity securities without readily determinable fair values, for which the measurement alternative is used, and cumulative amounts due to downward adjustments and impairments and upward adjustments, at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in millions of yen)
Carrying amounts at the end of the period	212,270	227,142
Downward adjustments and impairments	1,413	1,843
Upward adjustments	2,373	8,756
The following table shows amounts recognized in earnings during the period due to downward adjustments and impairments and upward adjustments for
e
quity securities without readily determinable fair values.

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Downward adjustments and impairments	976	430
Upward adjustments	1,837	6,527

Summary of Composition of Other Investments
The following table summarizes the composition of Other investments at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in millions of yen)
Equity method investments	354,268	372,006
Investments held by consolidated investment companies	35,472	36,229

Total	389,740	408,235